Equity Incentive Plan	6 Months Ended
Jun. 30, 2023
Equity Incentive Plan [Abstract]
Equity Incentive Plan
14.	Equity Incentive Plan:

Details of the Company’s Equity Incentive Plan are discussed in Note 13 of the consolidated financial statements for the year ended December 31, 2022, included in the Company’s 2022 annual report on Form 20-F filed with the SEC on April 4, 2023 and are supplemented by the below new activities into the six-month period ended June 30, 2023.

The related expense for shares granted to the Company’s Board of Directors and certain of its service providers for the six-month period ended June 30, 2023 and from the period from inception (January 20, 2022) through June 30, 2022, amounted to $2,175 and $nil, respectively, and is included under “General and administration expenses” in the Company’s unaudited interim consolidated statements of operations. During the six-month period ended June 30, 2023, 899,986 shares vested and 233,330 shares will vest on October 5, 2023, which were granted on December 28, 2022.

The unrecognized cost for the non-vested shares granted to the Company’s Board of Directors and certain of its service providers for the six-month period ended June 30, 2023 and from inception (January 20, 2022) through June 30, 2022 amounted to $348 and $nil, respectively. On June 30, 2023, the weighted-average period over which the total compensation cost related to non-vested awards granted to the Company’s Board of Directors and certain of its service providers not yet recognized is expected to be recognized is 0.26 years.